Taxation (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Current and Deferred Portions of Income Tax Expenses

The current and deferred portions of income tax expenses included in the consolidated statements of comprehensive income (loss) during the years ended December 31, 2016, 2017 and 2018 are as follows:

	For the Years Ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Current income tax expenses	65,106	371,354	94,787
Deferred income tax benefit (expense)	(16,839)	(96,643)	56,419

Total	48,267	274,711	151,206

Summary of Reconciliation Between the Computed Expected Tax Expenses (Benefit) Rate and the Effective Income Tax Rate

The following table sets forth reconciliation between the computed expected tax expenses (benefit) rate and the effective income tax rate:

	For the Years Ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Statutory tax rate	25%	25%	25%
Research and development tax credit	(2)%	(2)%	(2)%
Effect of tax holiday*	(5)%	(6)%	(19)%
Change in valuation allowance	(9)%	—	—
Undeductable expenses	—	2%	2%
Others	—	1%	—

Effective income tax rate	9%	20%	6%

*

Although the subsidiary approved the Software Enterprise Status is entitled to enjoy full exemption from EIT for two years from 2017, it is also subject to the annual tax inspection which was finally settled in 2018. As a result, the Group reversed a total of RMB268,051 tax expenses in the fourth quarter of 2018 including RMB136,424 related to the tax expenses of 2017 and RMB131,627 related to the tax expenses for first three quarters of 2018, which were recorded as tax payable in the balance sheet.

Summary of Aggregate Amount and Per Share Effect of Tax Holidays

The aggregate amount and per share effect of the tax holidays are as follows

	For the Years Ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Tax holiday effect	30,012	153,908	460,333
Net income per share effect
- Basic	4.51	0.20	0.31

- Diluted	4.51	0.20	0.29

Significant Components of Deferred Tax Assets

The following table sets forth the significant components of the deferred tax assets:

	As of December 31,
	2017	2018
	RMB	RMB
Deferred tax assets:
Contract liabilities	—	63,733
Allowance for doubtful accounts and loan provision	819	52,207
Net accumulated losses-carry forward	18,530	38,851
Payroll and welfare payable and other temporary difference	5,988	5,988
Deferred revenue	38,436	—
Quality assurance payable	35,947	2,127
Accounts receivable	34,030	—
Investor reserve fund	16,149	—

Less: valuation allowance	(21,538)	(40,143)

Total deferred tax assets	128,361	122,763

Deferred tax liabilities:
Intangible assets arisen from business combination	(15,940)	(15,940)
Contract assets	—	(16,815)
Investor reserve funds	—	(23,287)
Quality assurance payable	—	(41,799)
Change in fair value for short-term investment	—	(2,223)

Total deferred tax liabilities	(15,940)	(100,064)

Net deferred tax assets	112,421	22,699

Movement of Valuation Allowances

Movement of valuation allowances

	For the Years Ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
At beginning of year	49,877	2,906	21,538
Current year additions	1,037	18,688	22,585
Current year reversals	(48,008)	(56)	(3,980)

At end of year	2,906	21,538	40,143